Vanguard Short-Term Federal Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares & AdmiralTM Shares Dated May 26, 2011

Prospectus and Summary Prospectus Text Changes

The table titled “Average Annual Total Returns for Periods Ended December 31, 2010” is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2010

	1 Year	5 Years	10 Years
Vanguard Short-Term Federal Fund Investor Shares
Return Before Taxes	3.24%	4.94%	4.58%
Return After Taxes on Distributions	2.25	3.55	3.13
Return After Taxes on Distributions and Sale of Fund Shares	2.16	3.42	3.06
Comparative Index
(reflects no deduction for fees, expenses, or taxes)
Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%	4.59%
			Since
			Inception
			(Feb. 12,
	1 Year	5 Years	2001)
Vanguard Short-Term Federal Fund Admiral Shares
Return Before Taxes	3.36%	5.05%	4.55%
Comparative Index
(reflects no deduction for fees, expenses, or taxes)
Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%	4.49%

Prospectus Text Changes

The following term is added to the Glossary of Investment Terms:

Barclays Capital U.S. 1–5 Year Government Bond Index. An index that includes U.S. Treasury and agency obligations with maturities of 1 to 5 years.

Vanguard Marketing Corporation, Distributor.

PS 49 102011

Vanguard Short-Term Federal Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated May 26, 2011

Prospectus and Summary Prospectus Text Changes

The table titled “Average Annual Total Returns for Periods Ended December 31, 2010” is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2010

	1 Year	5 Years	10 Years
Vanguard Short-Term Federal Fund Investor Shares	3.24%	4.94%	4.58%
Comparative Index
(reflects no deduction for fees or expenses)
Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%	4.59%

Prospectus Text Changes

The following term is added to the Glossary of Investment Terms:

Barclays Capital U.S. 1–5 Year Government Bond Index. An index that includes U.S. Treasury and agency obligations with maturities of 1 to 5 years.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 49A 102011

Vanguard Short-Term Federal Fund

Supplement to the Prospectus and Summary Prospectus for AdmiralTM Shares Dated May 26, 2011

Prospectus and Summary Prospectus Text Changes

The table titled “Average Annual Total Returns for Periods Ended December 31, 2010” is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2010

			Since
			Inception
			(Feb. 12,
	1 Year	5 Years	2001)
Vanguard Short-Term Federal Fund Admiral Shares	3.36%	5.05%	4.55%
Comparative Index
(reflects no deduction for fees or expenses)
Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%	4.49%

Prospectus Text Changes

The following term is added to the Glossary of Investment Terms:

Barclays Capital U.S. 1–5 Year Government Bond Index. An index that includes U.S. Treasury and agency obligations with maturities of 1 to 5 years.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 549 102011